Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operation [Abstract]
Schedule of Major Classes of Income and Losses from Discontinued Operations	Reconciliation of the major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive (loss)/ income for the years ended December 31, 2022 and 2023 was as follow:
	For the years ended December 31,
	2022	2023
	RMB	RMB
Net revenues:
Total net revenue	7,828,415	1,617,904
Cost of revenues	(880,603)	(795,112)
Gross profit	6,947,812	822,792
Operating expenses:
General and administrative expenses	(2,829,708)	(2,224,057)
Sales and marketing expenses	(1,912,654)	(668,264)
Total operating expenses	(4,742,362)	(2,892,321)
Operating income	2,205,450	(2,069,529)
Interest expense	(693,538)	(203,565)
Interest income	3,610	770
Other income, net	688,669	166,086
Income/(loss) before income tax expense	2,204,191	(2,106,238)
Income tax (expense)/benefit	(375,652)	523,710
Income/(loss) before one-off loss upon deconsolidation of the Chuangmei Weiye	1,828,539	(1,582,528)
One-off loss upon deconsolidation of the Chuangmei Weiye, net of tax	-	(21,812,133)
Net income/(loss) from discontinued operation	1,828,539	(23,394,661)

Schedule of Major Classes of Cashflow from Discontinued Operation
	For the years ended December 31,
	2022	2023
	RMB	RMB
Net cash (used in)/provided by operating activities	(373,767)	7,709,950
Net cash provided by investing activities	683,624	-
Net cash provided by/(used in) financing activities	181,250	(7,772,526)